Debt - Net Carrying Amount of Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Term loan debt	$ 13,120	$ 7,950	$ 5,000
Accumulated paid in-kind interest	452
Unamortized deferred finance costs related to term loan debt	1,034	1,381	279
Total	12,538	6,569	4,721
Current portion of debt	3,500		750
Long-term debt	$ 9,038	$ 6,569	$ 3,971